SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
24. SUPPLEMENTAL CASH FLOW INFORMATION
During the year ended December 31, 2018 and 2017, there was no payment of income taxes. The Company paid $7.9 million of interest during the year ended December 31, 2018 (the year ended December 31, 2017 - $7.3 million).
Changes in working capital for the year ended December 31, 2018 and 2017 are as follows:

	For the Years Ended December 31,
	2018	2017
Decrease in accounts receivable	$215	$3,871
Decrease/(increase) in inventories	9,187	(7,684)
Increase in prepaids and other	(737)	(2,132)
Decrease in accounts payable and accrued liabilities	(25,837)	(1,503)
Total changes in working capital	$(17,172)	$(7,448)

Other includes the following components:

	For the Years Ended December 31,
	2018	2017
(Gain)/loss on disposal of assets	$(305)	$672
Inventory net realizable value adjustment and write-off	5,544	2,410
Loss on fair value of 5% Convertible Debentures	—	317
Gain on fair value of warrants	—	(86)
Loss/(gain) on fair value of marketable securities	175	(64)
Accretion of vendor agreement	731	731
Accretion of rehabilitation provisions (see Note 10)	691	1,245
Amortization of financing fees	1,322	378
Accretion of 7% Convertible Debentures discount	2,097	1,845
Gain on reduction of rehabilitation provisions	(3,080)	(4,945)
Loss on conversion of 7% Convertible Debentures, net	—	165
Gain on warrant exercise	—	(193)
Interest on financing component of deferred revenue (see Note 11)	4,750	—
	$11,925	$2,475

Reconciliation of debt arising from financing activities during the year ended December 31, 2018 and 2017:

	Equipment financing credit facility	Finance leases	Ecobank Loan III	Ecobank Loan IV	Vendor agreement	5% Convertible Debentures	7% Convertible Debentures	Royal Gold loan	Total
December 31, 2016	$1,119	$1,959	$—	$—	$22,338	$13,294	$47,617	$18,496	$104,823
Cash flows
Proceeds from debt agreements	—	—	10,000	—	—	—	—	—	10,000
Principal payments on debt	(972)	(1,226)	—	—	—	—	—	—	(2,198)
Fair value loss on the 5% Convertible Debentures	—	—	—	—	—	317	—	—	317
5% Convertible Debentures repayment	—	—	—	—	—	(13,611)	—	—	(13,611)
Non-cash changes
Capitalized loan fee	—	—	(499)	—	—	—	—	—	(499)
New lease	—	765	—	—	—	—	—	—	765
Conversion of 7% Convertible Debentures	—	—	—	—	—	—	(6,947)	—	(6,947)
Accretion of debt	—	—	58	—	731	—	1,845	321	2,955
December 31, 2017	$147	$1,498	$9,559	$—	$23,069	$—	$42,515	$18,817	$95,605
Cash flows
Proceeds from debt agreements	—	—	15,000	20,000	—	—	—	—	35,000
Principal payments on debt	(147)	(1,714)	(4,723)	(1,999)	(7,024)	—	—	—	(15,607)
Royal Gold loan repayment	—	—	—	—	—	—	—	(20,000)	(20,000)
Non-cash changes
Capitalized loan fee	—	—	—	(340)	—	—	—	—	(340)
New lease	—	1,899	—	—	—	—	—	—	1,899
Accretion of debt	—	—	99	39	731	—	2,097	1,183	4,149
December 31, 2018	$—	$1,683	$19,935	$17,700	$16,776	$—	$44,612	$—	$100,706